Long-Term Debt (Additional Required Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2027 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	$ 11,547	$ 0	$ 0
Amortization of financing costs	224	0	0
Amortization of Premium and Amortization of (Discount)	0	0	0
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense	23,885	28,516	31,387
Amortization of financing costs	610	943	439
Amortization of Premium and Amortization of (Discount)	(752)	(1,157)	(515)
2016 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	0	6,668	20,991
Amortization of financing costs	0	391	805
Amortization of Premium and Amortization of (Discount)	0	(266)	(496)
Subsidiaries [Member] | Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Expense	2,570	6,519	0
Amortization of financing costs	3,251	814	0
Amortization of Premium and Amortization of (Discount)	$ (2,249)	$ 0	$ 0